AMOUNT DUE TO A DIRECTOR	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AMOUNT DUE TO A DIRECTOR
6. AMOUNT DUE TO A DIRECTOR

5. AMOUNTS DUE TO A DIRECTOR AND RELATED COMPANIES

As of June 30, 2021 and December 31, 2020, the Company’s director and a related company made temporary advances to the Company for its working capital, which is unsecured, interest-free and has no fixed terms of repayment.

6. AMOUNT DUE TO A DIRECTOR

As of December 31, 2020 and 2019, the Company’s director, Mr. Ng made temporary advances to the Company for its working capital, which is unsecured, interest-free and has no fixed terms of repayment.